Note 18 - Impairment of Non-current Assets - Disclosure of Impairment Loss In Respect of Each Operating Segment Or Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Impairment of non-current assets	$ 58,739	$ 199,688
Right-of-use assets [member]
Statement Line Items [Line Items]
Impairment of non-current assets	6,302
Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets	22,602	119,826
Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets	1,061	29,172
Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets	28,774	50,690
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Impairment of non-current assets	58,739
Mexico - La Encantada [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Impairment of non-current assets	6,302
Mexico - La Encantada [member] | Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets	22,602
Mexico - La Encantada [member] | Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets	1,061
Mexico - La Encantada [member] | Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets	28,774
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Impairment of non-current assets		111,750
Mexico - La Parrilla [member] | Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		67,901
Mexico - La Parrilla [member] | Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		13,787
Mexico - La Parrilla [member] | Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets		30,062
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Impairment of non-current assets		56,278
Mexico - Del Toro [member] | Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		29,271
Mexico - Del Toro [member] | Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		9,398
Mexico - Del Toro [member] | Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets		17,609
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Impairment of non-current assets		31,660
Mexico - La Guitarra [member] | Producing properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		22,654
Mexico - La Guitarra [member] | Exploration properties [member]
Statement Line Items [Line Items]
Impairment of non-current assets		5,987
Mexico - La Guitarra [member] | Property, plant and equipment other than mining interests [member]
Statement Line Items [Line Items]
Impairment of non-current assets		$ 3,019